RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of amounts due to offices

	September 30,	December 31,
	2022	2021
Salaries and other compensation	$4,108,500	$4,108,500
Invoices paid on behalf of the Company	165,233	615,232
Total	4,273,733	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,673,733	$4,123,732

	December 31,
	2021	2020
Salaries and allowances	$4,108,500	$3,984,000
Invoices paid on behalf of the Company	615,232	904,913
Total	$4,723,732	$4,888,913